Derivative financial instruments (Tables)	6 Months Ended
Jun. 30, 2026
Derivative financial instruments
Schedule of contractual notional amount for the derivative instruments

	June 30,	December 31,
	2026	2025
	$'m	$'m

Derivative instruments
Embedded options within listed bonds(a)	2,186.0	2,186.0
Non-deliverable forwards(b)	285.4	—
	2,471.4	2,186.0
(a)	This relates to early redemption clauses within the Group’s Senior Notes (see note 15 - Borrowings). On or after November 29, 2025, the 2026 Notes may be redeemed (in whole or in part) at a price of 100.00000%. On or after September 18, 2024, the 2027 Notes may be redeemed (in whole or in part) at a price of 100.00000%. On or after November 29, 2025 or 2026, the 2028 Notes may be redeemed (in whole or in part) at a price of 101.56250% and 100.00000%, respectively. On or after November 29, 2026, 2027 or 2028, the 2030 Notes may be redeemed (in whole or in part) at a price of 103.93750%, 101.96875% and 100.00000%, respectively. On or after November 29, 2027, 2028 or 2029, the 2031 Notes may be redeemed (in whole or in part) at a price of 104.12500%, 102.06250% and 100.00000%, respectively.
(b)	This relates to the deal-contingent BRL/USD non-deliverable forward transaction entered into by the Group to hedge the Brazilian real-denominated portion of the expected sales proceeds relating to the disposal of our Latam towers business. This derivative is a foreign exchange forward contract which is valued using quoted market inputs for forward foreign exchange rates (i.e. a level 2 instrument). The instrument is deal-contingent, which allows the Company to settle the derivative at the point of closing of the disposal transaction, rather than on a fixed maturity date, and if the disposal does not close for reasons outlined in the derivative’s terms and conditions then the settlement is waived.

Schedule of fair value of derivative instruments

	June 30,	December 31,
	2026	2025
	$'m	$'m

Derivative instruments
Embedded options within listed bonds	59.6	48.1
Non-deliverable forwards	(15.9)	—
	43.7	48.1

Schedule of changes in fair value of derivative instruments

	Three months ended		Six months ended
	June 30,	June 30,	June 30,	June 30,
	2026	2025	2026	2025
	$'m	$'m	$'m	$'m

Derivative instruments
Embedded options within listed bonds	17.6	1.4	11.4	4.3
Foreign exchange swaps	—	—	—	0.2
Non-deliverable forwards	(10.9)	—	(23.9)	—
	6.7	1.4	(12.5)	4.5